Significant Accounting Policies - Summary of Amortization of Estimated Useful Lives of Assets Calculated on a Straight-line Basis (Detail)	12 Months Ended
Dec. 31, 2018
Patents [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of estimated useful lives of the assets	20 years
Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of estimated useful lives of the assets	5 years
Customer Relationship and Backlog [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of estimated useful lives of the assets	7 years
Brand [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of estimated useful lives of the assets	7 years